As filed with the U.S. Securities and Exchange Commission on December 10, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23055

USCA All Terrain Fund
 (Exact name of registrant as specified in charter)

4444 Westheimer, Suite G500
Houston, TX  77027
 (Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE  19801
 (Name and address of agent for service)

(713) 366-0500
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2018

Item 1. Reports to Stockholders.

USCA All Terrain Fund

Semi-Annual Report

September 30, 2018

USCA All Terrain Fund

USCA All Terrain Fund
Investment Strategy Allocation
September 30, 2018 (Unaudited)
(expressed as a percentage of net asset value)

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

USCA All Terrain Fund
Schedule of Investments
September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCK - 4.70%(a)
Chemical Companies - 0.21%
Dowdupont Inc.	600	$38,586
Nutrien LTD(b)	1,420	81,934
		120,520
Communication Services - 0.05%
CenturyLink, Inc.	1,300	27,560

Consumer Staples - 0.12%
Molson Coors Brewing Company	600	36,900
Mond lez International, Inc.	700	30,072
		66,972
Consumer Product and Distribution Companies - 0.58%
Kimberly-Clark Corporation	400	45,456
L Brands, Inc.	800	24,240
PepsiCo, Inc.	500	55,900
Tapestry, Inc.	1,100	55,297
Target Corp	600	52,926
Wal-Mart Stores Inc.	1,000	93,910
		327,729
Energy and Utility Companies - 0.68%
BP p.l.c. ADR	900	41,490
Chevron Corporation	600	73,368
ConocoPhillips	1,100	85,140
Exelon Corporation	600	26,196
General Electric Company	2,700	30,483
Helmerich & Payne, Inc.	400	27,508
Occidental Petroleum Corporation	900	73,953
Valero Energy Corporation	200	22,750
		380,888
Financial Services - 0.87%
American International Group	1,200	63,888
BB&T Corporation	500	24,270
BOK Financial Corporation	500	48,640
The Chubb Corporation(b)	440	58,802
Fidelity National Financial, Inc.	1,000	39,350
JPMorgan Chase & Co.	500	56,420
M&T Bank Corporation	300	49,362
MetLife, Inc.	1,100	51,392
Morgan Stanley	1,500	69,855
Prosperity Bancshares Inc.	400	27,740
		489,719
Health Care and Related Companies - 0.50%
AbbVie Inc.	400	37,832
Amgen Inc.	300	62,187
AstraZeneca plc ADR	1,000	39,570

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (continued)
September 30, 2018 (Unaudited)

	Shares	Value
Health Care and Related Companies - (continued) - 0.50%
Gilead Sciences, Inc.	800	$61,768
Medtronic Public Limited Company(b)	800	78,696
		280,053
Industrials - 0.10%
Cummins Inc.	400	58,428

Logistics and Transportation - 0.09%
Union Pacific Corporation	300	48,849

Manufacturing Companies - 0.18%
Eaton Corporation	600	52,038
Johnson Controls International PLC	1,400	49,000
		101,038
Media, Communications and Entertainment - 0.09%
Verizon Communications Inc.	1,000	53,390

Paper Products - 0.04%
Westrock Co	400	21,376

Real Estate Investment Trusts - 0.16%
Taubman Centers, Inc.	900	53,847
Weyerhaeuser Company	1,100	35,497
		89,344
Technology Companies and Services - 1.03%
Cisco Systems, Inc.	2,000	97,300
HP Inc.	2,100	54,117
IBM	600	90,726
Intel Corporation	1,400	66,206
Koninklijke Philips N.V. ADR	1,700	77,367
Microsoft Corporation	200	22,874
Schlumberger N.V.	1,100	67,012
Texas Instruments Incorporated	200	21,458
U.S. Bancorp	1,600	84,496
		581,556

TOTAL COMMON STOCK (Cost $2,275,549)		2,647,422

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (continued)
September 30, 2018 (Unaudited)

	Shares	Value

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 26.86%(a)
Long Equity - Domestic - 14.38%
Bridgeway Ultra Small Company Fund	44,866	$1,478,772
Gabelli Small Cap Growth Fund - Institutional Class	32,172	1,965,385
LKCM Equity Fund - Institutional Class	89,792	2,635,395
Nationwide Geneva Mid Cap Growth Fund - Class R6	66,767	2,017,689
		8,097,241
Long Equity - Global - 4.29%
First Eagle Global Fund - Institutional Class	40,623	2,413,835

Long Equity - International - 6.55%
AllianzGI NFJ International Value Fund - Institutional Class	67,600	1,281,689
Brandes International Equity Fund - Institutional Class	135,549	2,407,351
		3,689,040
Managed Futures - 1.64%
Altegris Futures Evolution Strategy Fund - Institutional Class	54,694	546,393
AQR Managed Futures Strategy Fund - Institutional Class	42,623	381,480
		927,873

TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
(Cost $13,646,826)		15,127,989

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (continued)
September 30, 2018 (Unaudited)

	Cost	Value	Next Available Redemption Date(d)	Frequency of Redemptions	Redemption Notification Period (Days)
INVESTMENTS IN PRIVATE INVESTMENT COMPANIES[d] - 62.97%(a)
Event Driven - 5.36%
Black Diamond Arbitrage Partners, L.P. - Series A	$2,637,819	$2,759,843	11/30/2018	Monthly	45
Perry Partners L.P. - Class C(d)	479,278	259,483	n/a	Illiquid	n/a
		3,019,326
Global Equity - 9.51%
WMQS Global Equity Active Extension Onshore Fund LP	5,000,000	5,357,906	10/31/2018	Monthly	30

Global Macro - 5.79%
Brevan Howard L.P. - Series B	2,445,000	2,555,446	12/31/2018	Monthly	90
Brevan Howard L.P. - Series W	650,000	703,714	12/31/2018	Monthly	90
		3,259,160
Long/Short Equity - 12.66%
Corsair Capital Partners, L.P. - Class A	2,483,000	2,835,395	12/31/2018	Quarterly	60
Greenlight Masters Qualified, L.P. - Series B	3,630,000	4,296,594	6/30/2019	Annually	105
		7,131,989
Long/Short Fixed Income - 7.35%
York Global Credit Income Fund, L.P. - Class A	3,493,000	4,140,275	12/31/2018	Quarterly	90

Managed Futures - 3.02%
Winton Diversified Strategy Fund (US) L.P.	1,596,000	1,701,535	12/31/2018	Quarterly	60

Multi-Strategy - 19.28%
Blue Mountain Credit Alternatives Fund L.P. - Class S	2,670,000	2,849,983	12/31/2018	Quarterly	3 Months
Double Black Diamond, L.P. - Series D	1,647,181	1,758,259	12/31/2018	Quarterly	60
Millennium USA LP	5,000,000	6,248,008	12/31/2018	Quarterly	90
		10,856,250

TOTAL INVESTMENTS IN PRIVATE INVESTMENT COMPANIES
(Cost $31,731,278)		35,466,441

SHORT TERM INVESTMENT - 6.07%(a)	Shares

AIM Short-Term Treasury Portfolio Fund - Institutional Class, 1.97%(f)	3,420,487	3,420,487

TOTAL SHORT TERM INVESTMENTS (Cost $3,420,487)		3,420,487

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (continued)
September 30, 2018 (Unaudited)

Value
Total Investments (Cost $51,074,140) - 100.60%(a)	$56,662,339
Other Liabilities in Excess of Assets - (0.60)%(a)	(339,940)
TOTAL NET ASSETS - 100.00%(a)	$56,322,399

Footnotes
ADR - American Depositary Receipt.
(a)	Percentages are stated as a percent of net assets.
(b)	Foreign issued security.
(c)
Investments in private investment companies may be composed of multiple tranches.  The Next Available Redemption Date relates to the   earliest date after September 30, 2018 that redemption from all or a portion of a tranche is available without fees (redemptions may be   available sooner with the incurrence of a penalty). Other tranches may have an available redemption date that is after the Next Available   Redemption Date.  Further, the private investment company’s advisor may place additional redemption restrictions without notice based   on the aggregate redemption requests at a given time.

(d)
Private investment portfolio holdings detailed in the Schedule of Investments represent management’s best estimate of the fair   market value of each private investment’s portfolio holdings as of September 30, 2018.

(e)	Currently in liquidation. Receiving proceeds as liquidated.
(f)	Rate reported is the 7-day current yield as of September 30, 2018.

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Statement of Assets & Liabilities
September 30, 2018 (Unaudited)

Assets
Investments, at fair value (cost $51,074,140)	$56,662,339
Cash	6
Dividend and Interest receivable	10,484
Receivable for investments sold	314,943
Prepaid expenses	6,817
Total Assets	56,994,589

Liabilities
Investment advisory fee payable (Note 4)	70,713
Sub-advisory fee payable (Note 4)	2,670
Redemptions payable	515,129
Accrued expenses and other liabilities	83,678
Total Liabilities	672,190

Net Assets	$56,322,399

Net Assets Consist of:
Paid in capital	$51,021,666
Total Distributable Earnings	$5,300,733
Net Assets	$56,322,399
52,257.96 shares of beneficial interests outstanding
Net Asset Value per Share	$1,077.78

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Statement of Operations
For the Period From April 1, 2018 to September 30, 2018 (Unaudited)

Investment Income
Dividend income (Net of foreign taxes withheld of $414)	$111,426
Interest income	24,616
Other income	2,999
Total Investment Income	139,041

Expenses
Investment advisory fees (Note 4)	211,076
Portfolio accounting and administration fees	44,898
Legal fees	20,000
Transfer agent fees and expenses	19,246
Audit and tax return	19,000
Tax expense	11,500
Sub-advisory fees (Note 4)	7,814
Trustees’ fees	7,500
Custody fees	5,505
Insurance expense	5,321
Other expenses	15
Total Expenses	351,875
Net Investment Loss	(212,834)
Realized and Unrealized Gain on Investments
Net realized gain on sale of investments	503,133
Net realized gain	503,133
Net change in unrealized appreciation on investments	1,713,382
Net gain from Investments	2,216,515
Net Increase in Net Assets Resulting from Operations	$2,003,681

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Statements of Changes in Net Assets

	Period From	For the
	April 1, 2018 to	Year Ended
	September 30, 2018	March 31, 2018
	(Unaudited)
Change in Net Assets Resulting from Operations
Net investment loss	$(212,834)	$(471,751)
Net realized gain on sale of investments	503,133	1,039,531
Net change in unrealized appreciation on investments	1,713,382	1,644,893
Net Increase in Net Assets Resulting from Operations	2,003,681	2,212,673

Change in Net Assets Resulting from Capital Transactions
Proceeds from shares sold	1,050,000	1,550,000
Payments for shares redeemed	(2,241,298)	(1,576,494)
Net Increase/(Decrease) in Net Assets Resulting from Capital Transactions	(1,191,298)	(26,494)

Net Increase in Net Assets	812,383	2,186,179
Net Assets, Beginning of Period	55,510,016	53,323,837
Net Assets, End of Period	$56,322,399	$55,510,016 (1)

(1)	Includes accumulated undistributed net investment loss of $1,368,811.

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Statement of Cash Flows
For the Period From April 1, 2018 to September 30, 2018 (Unaudited)

Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$2,003,681
Net realized gain on sale of investments	(503,133)
Net change in unrealized appreciation on investments	(1,713,382)
Net decrease in receivable for investments sold	3,033,381
Net increase in dividend and interest receivable	(375)
Net increase in prepaid expenses	(3,797)
Net increase in investment advisory fee payable	35,997
Net decrease in investment sub-advisory fee payable	(966)
Net decrease in payable for investments purchased	—
Net decrease in accrued expenses and other liabilities	(77,191)
Purchases of investment securities	(8,420,185)
Sales of investment securities	5,528,179
Purchases of short term investments, net	951,365
Net cash provided by operating activities	833,574

Cash Flows from Financing Activities
Proceeds from subscriptions	1,050,000
Distributions for redemptions	(1,883,818)
Net cash used by financing activities	(833,818)

Net Increase in Cash	(244)
Cash - Beginning of Period	250
Cash - End of Period	$6

Supplemental disclosure of cash flow information
At September 30, 2018, a redemption of $515,129 was payable to shareholders.

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Financial Highlights

	Period from		For the	For the	Period from
	April 1, 2018 to		Year Ended	Year Ended	July 1, 2015(1) to
	September 30, 2018		March 31, 2018	March 31, 2017	March 31, 2016
	(Unaudited)
Per Share Operating Performance
Beginning net asset value	$1,039.75		$998.78	$915.37	$1,000.00

Loss From Investment Operations
Net investment loss(2)	(4.05)		(8.79)	(9.26)	(9.31)
Net gain from investments	42.08		49.76	92.67	(75.32)

Total from Investment Operations	38.03		40.97	83.41	(84.63)

Ending Net Asset Value	$1,077.78		$1,039.75	$998.78	$915.37

Total return	3.66	%(3)	4.10%	9.11%	(8.46	)%(3)

Supplemental Data and Ratios
Net assets, end of period	$56,322,399		$55,510,016	$53,323,837	$46,769,559
Ratio of expenses to weighted average net assets before (waiver) recoupment(5)	1.26	%(4)	1.33%	1.54%	1.86	%(4)
Ratio of expenses to weighted average net assets after (waiver) recoupment(5)	1.26	%(4)	1.33%	1.58%	1.80	%(4)
Ratio of net investment loss to weighted average net assets before (waiver) recoupment(5)	(0.76	)%(4)	(0.86)%	(0.93)%	(1.39	)%(4)
Ratio of net investment loss to weighted average net assets after (waiver) recoupment(5)	(0.76	)%(4)	(0.86)%	(0.97)%	(1.33	)%(4)
Portfolio turnover rate	10.66	%(3)	11.46%	12.60%	9.12	%(3)

(1)	Commencement of operations.
(2)	Calculated using average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.
(5)	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the Fund’s investments.

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Notes to Financial Statements
September 30, 2018 (Unaudited)

1.          Organization
The USCA All Terrain Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on January 13, 2015, and commenced operations on July 1, 2015.  The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, management investment company. The Fund’s investment objective is to seek long-term risk-adjusted returns that are attractive as compared to those of traditional public equity and fixed income markets.  The Fund is non-diversified and pursues its investment objective using a multi-manager, fund-of-funds approach by investing predominantly in non-affiliated collective investment vehicles, including privately-offered investment funds commonly known as “hedge funds” and publicly traded funds, including exchange-traded funds and mutual funds (“Underlying Funds”).

The Fund is managed by USCA Asset Management LLC (the “Advisor” or “USCA”).  The Advisor is an investment adviser registered with the Securities and Exchange Commission (“SEC”).

Underlying Funds are managed by other advisors (the “Underlying Fund Managers”) that invest in or trade in a range of investments that is without limit, but may include equities and fixed income securities, currencies, derivative instruments, and commodities.  Underlying Funds may employ leverage and hedging strategies as well as pay their Underlying Fund Managers performance fees.

During the period ended September 30, 2018, the Advisor and the Fund had engaged SKBA Capital Management, LLC (“SKBA Capital”) as a sub-advisor to the Fund.  SKBA Capital invests according to a value-oriented investment strategy and seeks to achieve long-term capital appreciation by investing in undervalued equity securities.

The Fund has a Board of Trustees (the “Board” or “Trustees”) that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations.

2.          Significant Accounting Policies
The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies the specialized accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The functional and reporting currency of the Fund is the United States Dollar. Following are the significant accounting policies adopted by the Fund:

A. Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of income, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B. Fund Expenses
The Fund bears its own operating expenses subject to an expense limitation and reimbursement agreement discussed in Note 4.  These operating expenses include, but are not limited to: all investment-related expenses, advisory and sub-advisory fees, registration expenses, legal fees, audit and tax preparation fees and expenses, administrative and accounting expenses and fees, transfer agent fees, custody fees, costs of insurance, fees and travel-related expenses of the Board, and all costs and expenses of preparing, setting in type, printing and distributing reports and other communications to shareholders.  The Fund indirectly bears its portion of the expenses of the Underlying Funds.  Therefore, the Underlying Fund’s expenses are not included in the Fund’s Statement of Operations or Financial Highlights.

USCA All Terrain Fund
Notes to Financial Statements (continued)
September 30, 2018 (Unaudited)

C. Investments in Underlying Funds
In accordance with the terms of the Fund’s Private Offering Memorandum the investments in the Underlying Funds are valued at their fair value.

The Fund has the ability to liquidate its investments periodically, ranging from monthly to annually, depending on the provisions of the respective Underlying Fund agreements.  Generally, the Underlying Fund Managers have the ability to suspend redemptions.

Underlying Funds receive fees for their services. The fees include management and incentive fees or allocations based upon the net asset value (“NAV”) of the Fund’s investment in the Underlying Fund. Generally, fees payable to an Underlying Fund are estimated to range from 0% to 2.25% (annualized) of the average NAV of the Fund’s investment in an Underlying Fund. In addition, certain Underlying Funds charge an incentive allocation or fee which can range up to and in some of the cases above 20% of an Underlying Fund’s net profits. The impact of these fees are reflected in the Fund’s performance, but are not operational expenses of the Fund. Incentive fees may be subject to certain threshold rates.

The Underlying Funds in which the Fund has investments utilize a variety of financial instruments in their trading strategies, including equity and debt securities, options, futures, and swap contracts. Several of these financial instruments contain varying degrees of off-balance sheet risk, whereby changes in fair value of the securities underlying the financial instruments may be in excess of the amounts recorded on each of the Underlying Fund’s balance sheets. In addition, the Underlying Funds may sell securities short whereby a liability is created to repurchase the security at prevailing prices. Such Underlying Funds’ ultimate obligations to satisfy the sale of securities sold short may exceed the amount recognized on their balance sheets.  However, due to the nature of the Fund’s interest in the Underlying Funds, such risks are limited to the Fund’s invested amount in each Underlying Fund.

D. Investment Valuation
In computing net asset value, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations, if available.  Because market quotations are not typically readily available for the majority of the Fund’s securities, they are valued at fair value as determined by the Board. The Board has delegated the day-to-day responsibility for determining these fair values in accordance with the policies it has approved to a fair value team of one or more representatives of the Advisor, U.S. Bank Global Fund Services (the “Administrator”) and an officer of the Fund (the “Valuation Committee”).  Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of a security. Rather, in determining the fair value of a security for which there are no readily available market quotations, the fair value team may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security, and the recommendation of an Underlying Fund Manager.  The team may also enlist third-party consultants, such as an audit firm or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value.

Non-dollar-denominated securities, if any, are valued as of the close of the New York Stock Exchange (”NYSE”) at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value have materially affected the value of the securities.  Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s NAV may change at times when it is not possible to purchase or sell shares of the Fund. The Fund may use a third-party pricing service to assist it in determining the market value of securities in the Fund’s portfolio. The Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash and other assets, including dividends and interest accrued but not yet received), less accrued expenses of the Fund, less the Fund’s other liabilities by the total number of shares outstanding.

USCA All Terrain Fund
Notes to Financial Statements (continued)
September 30, 2018 (Unaudited)

For purposes of determining the NAV of the Fund, readily marketable portfolio securities listed on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price.  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Valuation Committee shall determine in good faith to reflect its fair market value.

All equity securities that are not traded on a listed national exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  In the event such market quotations are not readily available, then the security is valued by such method as the Valuation Committee shall determine in good faith to reflect its fair market value.

The valuation of the Fund’s investments in Underlying Funds is ordinarily determined based upon valuations provided by the Underlying Fund Managers. The Fund values interests in the Underlying Funds at fair value, using the net NAV or pro rata interest in the members’ capital of the Underlying Funds as a practical expedient, as provided by the investment managers of such Underlying Funds. Certain securities in which the Underlying Funds invest may not have a readily ascertainable market price and will be valued by the Underlying Fund Managers at fair value in accordance with procedures adopted by the Underlying Funds. In this regard, an Underlying Fund Manager may face a conflict of interest in valuing the securities, as their value will affect the Underlying Fund Manager’s compensation. Although the Advisor will review the valuation procedures used by all Underlying Fund Managers, the Advisor will not be able to confirm the accuracy of valuations provided by the Underlying Fund Manager and valuations provided by the Underlying Fund Manager generally will be conclusive with respect to the Fund. In addition, the net asset values or other valuation information received by the Fund from an Underlying Fund and used in calculating the Fund’s net asset value will include estimates that may be subject to later adjustment or revision by the Underlying Fund Manager. Any such adjustment or revision will either increase or decrease the net asset value of the Fund at the time that the Fund is provided with information regarding the adjustment. The Fund does not expect to restate its previous NAVs to reflect an adjustment or revision by an Underlying Fund. In the unlikely event that an Underlying Fund does not report a fiscal period end value to the Fund on a timely basis, the Fund would determine the fair value of the Underlying Fund based on the most recent value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, those companies NAVs are calculated based upon the net asset values of their investments, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

E. Cash and Cash Equivalents
Cash and cash equivalents include liquid investments of sufficient credit quality with original maturities of three months or less from the date of purchase.

F. Income Taxes
The Fund’s tax year end is December 31. The Fund is treated as a partnership for federal income tax purposes. Each shareholder is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.  The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under GAAP.  This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions when the positions are more likely than not to be sustained.  Management is not aware of any exposure to uncertain tax positions that could require accrual.

USCA All Terrain Fund
Notes to Financial Statements (continued)
September 30, 2018 (Unaudited)

G.  Indemnifications
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H.  New Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

I.  New Rule Issuances
Disclosure Update and Simplification

In August 2018, the SEC issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain financial statement disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. GAAP, or changes in the information environment.  The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) were amended to require presentation of the total, rather than the components of net assets, of distributable earnings on the balance sheet.  Consistent with U.S. GAAP, funds will be required to disclose total distributable earnings.  The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) omit the requirement to separately state the sources of distributions paid as well as omit the requirement to parenthetically state the book basis amount of undistributed net investment income. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed.  The requirements of the Final Rule Release are effective November 5, 2018 and the Funds’ Statement of Assets and Liabilities and the Statement of Changes in Net Assets for the current and prior reporting period have been modified accordingly.

3.          Investment Transactions
For the year ended September 30, 2018, the Fund purchased (at cost) and sold interests (proceeds) in investment securities in the amount of $8,420,185 and $5,528,179 (excluding short-term securities), respectively.

4.          Management and Performance Fees, Administration Fees and Custodian Fees
The Fund has entered into an investment advisory agreement with USCA Asset Management LLC. Under the investment advisory agreement, the Fund pays the Advisor a monthly fee, which is calculated and accrued monthly (the “Advisory Fee”), at the annual rate of 0.75% of the Fund’s average monthly net assets.

USCA All Terrain Fund
Notes to Financial Statements (continued)
September 30, 2018 (Unaudited)

The Advisor and the Fund have entered into an expense limitation and reimbursement agreement under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including organizational and offering expenses, but excluding interest, brokerage commissions, extraordinary expenses, and the fees of any sub-advisor to the Fund and Underlying Fund fees), to the extent that they exceed 1.75% per annum of the Fund’s average monthly net assets.  In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement will be made only for fees and expenses incurred not more than three years from the date they were waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation to be exceeded (the limitation being the lesser of that in effect at the time of recapture and the time of the waiver or reimbursement).  The expense limitation agreement will remain in effect at least until July 31, 2019, unless the Board approves its modification or termination.  After July 31, 2019, the expense limitation agreement may be renewed upon the mutual agreement of the Advisor and the Board, in their sole discretion.

Fiscal Period Incurred	Amount Waived	Amount Recouped(1)	Amount Subject to Potential Recoupment	Expiration Date
March 31, 2016	$32,044	$12,897	$19,147	March 31, 2019
March 31, 2017	—	19,147	—
March 31, 2018	—	—	—
September 30, 2018	—	—	—
Total	$32,044	$32,044	$—

(1)
Amount recouped was in compliance with the Expense Limitation Agreement, and did not cause the total Fund’s total operating expense ratio (excluding certain expenses, taxes and fees as set forth in the Agreement) to exceed 1.75%

For the period ended September 30, 2018, the Advisor and the Fund engaged SKBA Capital, a registered investment advisor with the SEC under the Investment Advisers Act of 1940.  Under the terms of the Sub-Advisor Agreement for SKBA Capital, the Fund pays the sub-advisor a monthly fee calculated at an annual rate equal to 0.57% of the assets managed by the Sub-Advisor.

The Fund has engaged U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, to serve as the Fund’s administrator, fund accountant, and transfer agent.

The Fund has engaged U.S. Bank, N.A. to serve as the Fund’s custodian.

5.          Trustees and Officers
The Board has overall responsibility for monitoring and overseeing the investment program of the Fund and its management and operations.  The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the Board of Trustees of a registered investment company organized as a corporation.  The Trustees who are not employed by the Advisor are each paid by the Fund a quarterly fee of $1,250.  All trustees are reimbursed by the Fund for their reasonable out-of-pocket expenses.  One of the trustees is an employee of the Advisor and receives no compensation from the Fund for serving as a Trustee.

All of the officers of the Fund are affiliated with the Advisor. Such officers receive no compensation from the Fund for serving in their respective roles.  The Board appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations.

USCA All Terrain Fund
Notes to Financial Statements (continued)
September 30, 2018 (Unaudited)

6.          Shareholder Transactions
The Fund may from time to time repurchase shares from shareholders in accordance with written tenders by shareholders at those times, in those amounts, and on those terms and conditions as the Board may determine in its sole discretion. Each such repurchase offer will generally be limited to up to 25% of the net assets of the Fund. In determining whether the Fund should offer to repurchase shares from shareholders, the Board will consider the recommendations of the Advisor. The Advisor expects that, generally, it will recommend to the Board that the Fund offer to repurchase shares from shareholders quarterly, with such repurchases to occur on the first business day following each March 31, June 30, September 30 and December 31.  Each repurchase offer will generally commence approximately 130 days prior to the applicable repurchase date.

The Fund had 52,258 shares outstanding at September 30, 2018.  The Fund issued 984 shares through shareholder subscriptions and repurchased 2,114 shares through shareholder redemptions during the year ended September 30, 2018.    The Fund issued 1,518 shares through shareholder subscriptions and repurchased 1,519 shares through shareholder redemptions during the year ended March 31, 2018.

7.          Risk Factors
Because shares may only be repurchased pursuant to tender offers at such time and on such terms as the Board may determine, in its complete and exclusive discretion, and the fact that the shares will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Advisor may invest the Fund’s assets in Underlying Funds that do not permit frequent withdrawals and may invest in illiquid securities, an investment in the Fund is highly illiquid and involves a substantial degree of risk.  Underlying Funds are riskier than liquid securities because the Underlying Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Underlying Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Fund may offer to repurchase shares from time to time, there can be no assurance such offers will be made with any regularity.  The Fund invests primarily in Underlying Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Underlying Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Underlying Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, which may increase the volatility of the Fund’s NAV. Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to limited liquidity of the shares. The Underlying Funds provide for periodic redemptions ranging from daily to annually with lock-up provisions which can be one year or longer.

8.          Fair Value of Financial Instruments
The Fund has adopted the authoritative fair valuation accounting standards of ASC 820, Fair Value Measurements and Disclosures, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Valuations based primarily on inputs that are unobservable and significant.

USCA All Terrain Fund
Notes to Financial Statements (continued)
September 30, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Board’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. The following section describes the valuation techniques used by the Fund to measure different financial instruments at fair value and includes the level within the fair value hierarchy in which the financial instrument is categorized.

Investments whose values are based on quoted market prices in active markets are classified within Level 1. These investments generally include equity securities traded on a national securities exchange, certain U.S. government securities and certain money market securities. The Board does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably be expected to impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2. These investments generally include certain U.S. government and sovereign obligations, most government agency securities, and investment grade corporate bonds.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. These investments generally include private equity investments and less liquid corporate debt securities. When observable prices are not available for these investments, the Board uses one or more valuation techniques (e.g., the market approach or income approach) for which sufficient data is available. The selection of appropriate valuation techniques may be affected by the availability of relevant inputs as well as the relative reliability of inputs. In some cases, one valuation technique may provide the best indication of fair value while in other circumstances, multiple valuation techniques may be appropriate. The results of the application of the various techniques may not be equally representative of fair value, due to factors such as assumptions made in the valuation. In some situations, the Board may determine it appropriate to evaluate and weigh the results, as appropriate, to develop a range of possible values, with the fair value based on the Board’s assessment of the most representative point within the range.

USCA All Terrain Fund
Notes to Financial Statements (continued)
September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Fair Value Measurements at Reporting Date Using

Description	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments
Common Stock(a)	$2,647,422	$—	$—	$2,647,422
Investments in Registered Investment
Companies(a)	15,127,989	—	—	15,127,989
Investments in Private Investment
Companies(b)	—	—	—	35,466,441
Short Term Investment(c)	3,420,487	—	—	3,420,487
	$21,195,898	$—	$—	$56,662,339

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

(c)	Short Term Investments that are sweep investments for cash balances in the Fund at September 30, 2018.

During the year ended September 30, 2018, there were no transfers between Level 1, Level 2 or Level 3.

9.          Subsequent Events
The Fund has not identified any additional subsequent events requiring financial statement disclosure as of September 30, 2018, through the date the financial statements were issued.

USCA All Terrain Fund
Additional Information
September 30, 2018 (Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12-month period ended June 30 are available to stockholders without charge, upon request by calling the Advisor toll free at (888) 601-8722 or on the SEC’s Web site at www.sec.gov.

Board of Trustees
The Fund’s Offering Memorandum includes additional information about the Fund’s trustees and is available upon request without charge by calling the Advisor toll free at (888) 601-8722 or by visiting the SEC’s Web site at www.sec.gov.

Forward-Looking Statements
This report contains “forward-looking statements,” which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may”, “will”, “believe”, “attempt”, “seem”, “think”, “ought”, “try” and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

USCA All Terrain Fund

Privacy Notice

(Unaudited)

FACTS	WHAT DOES USCA ALL TERRAIN FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number	■ Purchase History
	■ Assets	■ Account Balances
	■ Retirement Assets	■ Account Transactions
	■ Transaction History	■ Wire Transfer Instructions
■ Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does USCA All Terrain Fund share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes –	No	We don’t share
to offer our products and services to you
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes –	No	We don’t share
information about your transactions and experiences
For our affiliates’ everyday business purposes –	No	We don’t share
information about your creditworthiness
For non-affiliates to market to you	No	We don’t share
Questions?	Call 1-888-601-8722

USCA All Terrain Fund

Privacy Notice

(Unaudited)

Who we are

Who is providing this notice?	USCA All Terrain Fund

What we do

How does USCA protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does USCA	We collect your personal information, for example, when you
collect my personal	■	Open an account
information?	■	Provide account information
	■	Give us your contact information
	■	Make deposits or withdrawals from your account
	■	Make a wire transfer
	■	Tell us where to send the money
	■	Tells us who receives the money
	■	Show your government-issued ID
	■	Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only
	■	Sharing for affiliates’ everyday business purposes – information about your creditworthiness
	■	Affiliates from using your information to market to you
	■	Sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	■	USCA All Terrain Fund does not share with our affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies
	■	USCA All Terrain Fund does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	■	USCA All Terrain Fund doesn’t jointly market.

USCA All Terrain Fund
Fund Service Providers

Trustees and Officers
Phil Pilibosian, President and Trustee
John Ferguson, Trustee
Robert Harvey, Trustee
Paul Wigdor, Trustee
Chris Arnold, Treasurer
Bryan Prihoda, Secretary
Courtney Bowling, Chief Compliance Officer and
Anti-Money Laundering Officer

Investment Adviser
USCA Asset Management LLC
4444 Westheimer Road, Suite G500, Houston, TX 77027

Sub-Advisor
SKBA Capital
44 Montgomery Street, Suite 3500, San Francisco, CA 94104

Custodian
U.S. Bank, N.A.
1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 3rd Floor, Milwaukee, WI 53212

Administrator
U.S. Bancorp Fund Services, LLC
811 East Wisconsin Avenue, 8th Floor, Milwaukee, WI 53202

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700, Columbus, OH 43215

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830, Milwaukee, WI 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 04/01/18- 04/30/18	0	0	0	0
Month #2 05/01/18- 05/31/18	0	0	0	0
Month #3 06/01/18- 06/30/18	1,814	$1,057.16	1,814	$13,822,728
Month #4 07/01/18- 07/31/18	0	0	0	0
Month #5 08/01/18- 08/31/18	0	0	0	0
Month #6 09/01/18- 09/30/18	300	$1,077.78	300	$13,877,504
Total	2,114	$1,060.09	$2,114	$27,700,232
*The Fund issued a tender offer on February 20, 2018.  The tender offer enabled up to $13,822,728 to be redeemed by shareholders. The tendered shares were paid out at the June 30, 2018 net asset value per share.
*The Fund issued a tender offer on May 23, 2018.  The tender offer enabled up to $13,877,504 to be redeemed by shareholders. The tendered shares were paid out at the September 30, 2018 net asset value per share.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable for semi-annual reports.

Item 11. Controls and Procedures.

(a)
The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(1)	Change in the registrant's independent public accountant. There was no change in the registrant's independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USCA All Terrain Fund

By (Signature and Title) /s/ Phil Pilibosian
                                           Phil Pilibosian, President

Date:                         December 07, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Phil Pilibosian
                                           Phil Pilibosian, President

Date:                         December 07, 2018

By (Signature and Title) /s/ Chris Arnold
                                           Chris Arnold, Treasurer

Date:                         December 07, 2018